Non-current assets - Financial assets	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Non-current assets - Financial assets
Note 11.
Non-current
assets - Financial assets

	2020	2019
	A$’000	A$’000

Listed ordinary shares - FVTPL	—	25
Unlisted shares and options - FVTPL	—	143

	—	168

Refer to note 23 for further information on fair value measurement.